Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator U.S. Equity Power Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	9.52%	20.27%	(1.09%)	9.13%	10.20%	12.72%